INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Continuing operations
Current Tax:
PRC Income Tax	83	209	217
Reversal of income tax refundable	-	-	-

Deferred tax expense	-	-	-
	83	209	217

SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES

Reconciliation between income tax expense and loss before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Loss before taxation including discontinued entities	(14,375)	(53,435)	(89,841)
Tax calculated at a tax rate of 25%	(3,445)	(13,359)	(22,460)
Tax effect on different tax rates of group entities operating in other jurisdictions	21,125	4,705	5,163
Change in net operating losses	(17,597)	8,863	17,514
Tax per financial statements	83	209	217